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Semi-annual Reports dated June 30, 2003 of the below noted investment companies are the reports sent to contractowners of the Metropolitan Tower Separate Account One and Metropolitan Tower Separate Account Two of Metropolitan Tower Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940.

Incorporated by reference is the semi-annual report all portfolios of Metropolitan Series Fund, Inc. filed on Form N-CSRS, CIK No. 0000710826, File No. 002-80751.

Incorporated by reference is the semi-annual report certain portfolios of Met Investors Series Trust as filed on Form N-CSRS, CIK No. 0001126087, File No. 333-48456.

Incorporated by reference is the semi-annual report certain series of the American Funds Insurance Series as filed on Form N-CSRS, CIK No. 0000729528, File No. 002-86838.